(Loss) / Profit per share	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Profit/Loss per share
Note 12. (Loss) / Profit per share
a) Basic
Basic profit (loss) per share are calculated by dividing the results attributable to the Company’s and its Predecessor’s equity interest holders, respectively, by the weighted average of outstanding common shares during the period / year of the Company and its Predecessor, respectively.
b) Diluted
Diluted profit (loss) per share are calculated dividing the net (loss) / earnings by the weighted average number of common shares of the Company and its Predecessor, respectively, outstanding during the period, plus the weighted average number of common shares with dilution potential.
Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the profit per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the profit per share or a decrease in the losses per share of the continuing operations.
The calculation of diluted profit (loss) per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of common shares during the period, no dilutive effect is recorded, being the diluted profit (loss) per share equal to the basic.
As of April 3, 2018, the Predecessor Company does not hold any potential dilutive shares nor any antidilutive potential share; therefore, there are no differences with the basic earnings (loss) per share.

Predecessor For the period from January 1, 2018 through April 3, 2018
Net (loss) for the period	(6,649)
Weighted average number of outstanding common shares	95,443,572

Basic and diluted (losses) per common share (US per share)	(0.070)

As of December 31, 2018, 2019 and 2020, the Successor Company has shares that can potentially be dilutive.

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018
Net (loss) for the period/year	(102,749)	(32,723)	(26,382)
Weighted average number of outstanding common shares	87,473,056	80,068,287	70,409,317

Basic and diluted (loss) per common share (US per share)	(1.175)	(0.409)	(0.375)

As of December 31, 2018, the Successor Company has the following potential common shares that are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted profit/(loss) per share:

(i)	21,666,667 Series A shares related to the 65,000,000 to the Series A Warrants (See Note 18.3);

(ii)	9,893,333 Serie A shares related to the 29,680,000 related to the Sponsor Warrants (See Note 18.3);

(iii)	1,666,666 Serie A shares related to the 5,000,000 Forward Purchase Agreement (“FPA”) (See Note 18.3);

(iv)	500,000 Series A shares, related to a certain private subscription agreement (See Note 18.3), and

(v)	8,750,000 Series A shares to be used pursuant to the LTIP for employee (See Note 34).
As of December 31, 2019, the Successor Company has the following potential common shares that are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted (loss) / profit per share:

(i)	21,666,667 Series A shares related to the 65,000,000 to the Series A Warrants (See Note 18.3);

(ii)	9,893,333 Serie A shares related to the 29,680,000 related to the Sponsor Warrants (See Note 18.3);

(iii)	1,666,666 Serie A shares related to the 5,000,000 Forward Purchase Agreement (“FPA”) (See Note 18.3);

(iv)	8,432,068 Series A shares to be used pursuant to the LTIP for employee (See Note 34).
As of December 31, 2020, the Company has the following potential common shares that are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted (loss) / profit per share:

(i)	21,666,667 Series A shares related to the 65,000,000 to the Series A warrants (See Note 18.3);

(ii)	9,893,333 Serie A shares related to the 29,680,000 related to the sponsor warrants (See Note 18.3);

(iii)	1,666,666 Serie A shares related to the 5,000,000 Forward Purchase Agreement (“FPA”) (See Note 18.3);

(iv)	7,714,286 Series A shares to be used pursuant to the LTIP for employee (See Note 34).
Due to the anti-dilutive nature of the potential common shares disclosed above there are no differences with the basic loss per share.
There have been no other transactions involving common shares or potential common shares between the reporting date and the date of authorization of these consolidated financial statements.